SMALLCAP WORLD FUND, INC.
                           333 South Hope Street
                       Los Angeles, California 90071
                         Telephone  (213) 486-9200

CHAD L. NORTON
Secretary

December 5, 2001

Document Control

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE: SMALLCAP WORLD FUND, INC.
    FILE NOS.  33-32785 AND 811-5888

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on November 30, 2001 of the Registrant's Post-Effective Amendment No. 21 under the Act and Amendment No. 24 under the Investment Company Act of 1940.

Sincerely,
/s/ Chad L. Norton
Chad L. Norton

Attachment

cc: Bric Barrientos